Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of LTI Grants

Our practice has been to grant LTI equity awards on a predetermined schedule. As part of our annual performance and compensation review process, the Committee reviews and approves annual equity awards (inclusive of Stock Options, Restricted Stock Units and Performance Share Units) at the first quarterly meeting of each fiscal year, which occurs after the announcement of our annual results. The grant date for annual equity awards typically follows the filing of our Annual Report on Form 10-K by one or more weeks. In addition to the annual grants, equity awards may be granted at other times during the year to new hires, employees receiving promotions, and in other special circumstances. The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

For stock option awards, the exercise price is the closing sale price of our common stock on the NYSE on the date of the grant. If the grant date falls on a non-trading day, the exercise price is the closing price of our common stock on the NYSE on the last trading day preceding the date of grant.

Award Timing Method	The grant date for annual equity awards typically follows the filing of our Annual Report on Form 10-K by one or more weeks. In addition to the annual grants, equity awards may be granted at other times during the year to new hires, employees receiving promotions, and in other special circumstances.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false